FINANCIAL INSTRUMENTS - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (62)	$ (23)
Net changes in fair value of derivatives	66	(71)
Net losses reclassified from accumulated other comprehensive income into income	3	28
Accumulated derivative net losses, end of period	7	(66)
Income Tax
Accumulated derivative net losses, beginning of period	8	1
Net changes in fair value of derivatives	(2)	20
Reclassification from AOCI, Current Period, Tax	(2)	(4)
Accumulated derivative net losses, end of period	4	17
After-Tax Amount
Accumulated derivative net losses, beginning of period	(54)	(22)
Net changes in fair value of derivatives	64	(51)
Net losses reclassified from accumulated other comprehensive income into income	1	24
Accumulated derivative net losses, end of period	$ 11	$ (49)